Other payables and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of other payables and accrued expense
Other payables and accrued expenses consist of the following:

	December 31,
	2022	2023

Governmental authorities	$14,384	$12,545
Accrued expenses	6,809	8,294
Contingent consideration related to business combinations	3,883	—
Accrued retention bonus related to business combinations	497	482
Fair value of future hedging transactions	346	—
Other	2,071	1,942
Total other payables and accrued expenses	$27,990	$23,263